Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Operating lease right of use assets	$ 365,763,000	$ 385,332,000
Current portion of operating lease liabilities	62,565,000
Non-current portion of operating lease liabilities	323,287,000
Total operating lease liabilities	$ 385,852,000	$ 385,332,000
Weighted average remaining lease term (years)	5 years 7 months 6 days
Weighted average discount rate	2.19%